Expense Example - Transamerica PIMCO Tactical - Balanced VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	88	274	477	1,061	113	353	612	1,352